Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Subscription Receivables	Retained Earnings	Total Shareholders’ Equity	Non- Controlling Interest	Total
Balance at Mar. 31, 2022		$ 100	[1]		[1]		$ (1,820,516)	$ (1,820,416)		$ (1,820,416)
Balance (in Shares) at Mar. 31, 2022	[1]	10,000,000
Net income			[1]		[1]		1,279,247	1,279,247		1,279,247
Balance at Mar. 31, 2023		$ 100	[1]		[1]		(541,269)	(541,169)		(541,169)
Balance (in Shares) at Mar. 31, 2023	[1]	10,000,000
Net income			[1]		[1]		1,798,073	1,798,073		1,798,073
Balance at Mar. 31, 2024		$ 100	[1]		[1]		1,256,804	1,256,904		1,256,904
Balance (in Shares) at Mar. 31, 2024	[1]	10,000,000
Issuance of ordinary shares		$ 78	[1]	$ 50	[1]	(128)
Issuance of ordinary shares (in Shares)	[1]	7,750,000		5,000,000
Net income			[1]		[1]		1,619,197	1,619,197		1,619,197
Dividends			[1]		[1]		(769,231)	(769,231)		(769,231)
Acquisition of a subsidiary			[1]		[1]				6	6
Balance at Mar. 31, 2025		$ 178	[1]	$ 50	[1]	$ (128)	$ 2,106,770	$ 2,106,870	$ 6	$ 2,106,876
Balance (in Shares) at Mar. 31, 2025	[1]	17,750,000		5,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation